Quarterly Holdings Report
for

Fidelity Freedom® 2005 Fund

December 31, 2019

F05-QTLY-0220
1.811313.115

Schedule of Investments December 31, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.56% to 1.57% 2/27/20 (a)
(Cost $339,162)	340,000	339,201
	Shares	Value

Domestic Equity Funds - 14.0%
Fidelity Series All-Sector Equity Fund (b)	414,976	$4,303,296
Fidelity Series Blue Chip Growth Fund (b)	498,234	7,488,458
Fidelity Series Commodity Strategy Fund (b)	7,292,616	34,712,852
Fidelity Series Growth Company Fund (b)	852,514	15,132,119
Fidelity Series Intrinsic Opportunities Fund (b)	1,070,063	18,512,097
Fidelity Series Large Cap Stock Fund (b)	1,025,394	16,242,236
Fidelity Series Large Cap Value Index Fund (b)	349,857	4,614,615
Fidelity Series Opportunistic Insights Fund (b)	460,006	8,326,113
Fidelity Series Small Cap Discovery Fund (b)	185,056	2,154,052
Fidelity Series Small Cap Opportunities Fund (b)	473,859	6,634,024
Fidelity Series Stock Selector Large Cap Value Fund (b)	987,408	12,559,834
Fidelity Series Value Discovery Fund (b)	655,867	8,913,229
TOTAL DOMESTIC EQUITY FUNDS
(Cost $109,483,859)		139,592,925

International Equity Funds - 14.2%
Fidelity Series Canada Fund (b)	316,701	3,575,554
Fidelity Series Emerging Markets Fund (b)	570,104	5,564,217
Fidelity Series Emerging Markets Opportunities Fund (b)	2,423,992	50,006,946
Fidelity Series International Growth Fund (b)	1,861,964	32,621,606
Fidelity Series International Small Cap Fund (b)	386,120	6,683,731
Fidelity Series International Value Fund (b)	3,052,233	30,217,103
Fidelity Series Overseas Fund (b)	1,186,542	12,790,923
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $109,999,496)		141,460,080

Bond Funds - 51.6%
Fidelity Series Emerging Markets Debt Fund (b)	648,125	6,222,001
Fidelity Series Floating Rate High Income Fund (b)	183,668	1,708,117
Fidelity Series High Income Fund (b)	758,970	7,278,525
Fidelity Series Inflation-Protected Bond Index Fund (b)	10,713,893	107,674,620
Fidelity Series International Credit Fund (b)	56,937	573,926
Fidelity Series Investment Grade Bond Fund (b)	31,159,292	360,513,002
Fidelity Series Long-Term Treasury Bond Index Fund (b)	2,783,751	24,524,845
Fidelity Series Real Estate Income Fund (b)	447,473	4,980,373
TOTAL BOND FUNDS
(Cost $502,793,360)		513,475,409

Short-Term Funds - 20.2%
Fidelity Cash Central Fund 1.58% (c)	411,478	411,560
Fidelity Series Government Money Market Fund 1.65% (b)(d)	161,106,662	161,106,662
Fidelity Series Short-Term Credit Fund (b)	3,979,495	40,113,312
TOTAL SHORT-TERM FUNDS
(Cost $201,248,376)		201,631,534
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $923,864,253)		996,499,149
NET OTHER ASSETS (LIABILITIES) - 0.0%		(309,765)
NET ASSETS - 100%		$996,189,384

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	4	March 2020	$646,220	$262	$262
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	16	March 2020	1,629,200	(15,307)	(15,307)
TOTAL FUTURES CONTRACTS					$(15,045)

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

The notional amount of futures sold as a percentage of Net Assets is 0.2%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $115,728.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Additional information on each restricted holding is as follows:

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$30,048
Total	$30,048

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$5,167,025	$606,069	$1,867,247	$323,130	$(133,448)	$530,897	$4,303,296
Fidelity Series Blue Chip Growth Fund	10,714,747	1,433,273	4,929,117	926,892	1,002,486	(732,931)	7,488,458
Fidelity Series Canada Fund	2,942,173	687,693	363,337	79,733	4,192	304,833	3,575,554
Fidelity Series Commodity Strategy Fund	22,210,604	15,940,520	3,483,743	518,519	(188,492)	233,963	34,712,852
Fidelity Series Emerging Markets Debt Fund	7,076,150	720,631	1,585,681	312,104	(64,705)	75,606	6,222,001
Fidelity Series Emerging Markets Fund	4,370,696	1,538,525	366,095	119,325	(197)	21,288	5,564,217
Fidelity Series Emerging Markets Opportunities Fund	40,831,027	9,968,431	5,951,405	1,237,769	236,163	4,922,730	50,006,946
Fidelity Series Floating Rate High Income Fund	1,677,604	162,701	137,632	75,185	(1,258)	6,702	1,708,117
Fidelity Series Government Money Market Fund 1.65%	142,976,866	32,388,821	14,259,025	2,461,568	--	--	161,106,662
Fidelity Series Growth Company Fund	19,862,990	2,646,611	8,453,858	1,622,657	2,440,713	(1,364,337)	15,132,119
Fidelity Series High Income Fund	8,434,501	763,518	2,068,358	354,984	(76,683)	225,547	7,278,525
Fidelity Series Inflation-Protected Bond Index Fund	108,580,484	14,316,741	18,277,765	1,452,790	(766,933)	3,822,093	107,674,620
Fidelity Series International Credit Fund	530,111	33,753	--	33,753	--	6,751	573,926
Fidelity Series International Growth Fund	29,240,204	2,924,136	3,962,519	1,150,975	543,761	3,876,024	32,621,606
Fidelity Series International Small Cap Fund	6,883,875	741,388	1,724,719	315,687	177,552	605,635	6,683,731
Fidelity Series International Value Fund	29,262,318	3,295,872	4,261,299	1,183,650	(70,911)	1,991,123	30,217,103
Fidelity Series Intrinsic Opportunities Fund	24,327,265	2,691,765	9,490,854	1,042,940	1,521,737	(537,816)	18,512,097
Fidelity Series Investment Grade Bond Fund	329,002,771	47,893,875	27,752,492	8,029,228	(53,566)	11,422,414	360,513,002
Fidelity Series Large Cap Stock Fund	21,133,601	2,522,628	8,929,763	1,263,461	1,184,385	331,385	16,242,236
Fidelity Series Large Cap Value Index Fund	6,166,714	595,968	2,512,070	287,073	376,414	(12,411)	4,614,615
Fidelity Series Long-Term Treasury Bond Index Fund	45,403,111	4,929,897	27,299,560	2,462,491	2,105,550	(614,153)	24,524,845
Fidelity Series Opportunistic Insights Fund	10,857,111	1,265,063	4,286,225	710,843	1,360,857	(870,693)	8,326,113
Fidelity Series Overseas Fund	--	11,750,269	--	47,053	--	1,040,654	12,790,923
Fidelity Series Real Estate Income Fund	4,744,981	569,774	431,317	294,685	719	96,216	4,980,373
Fidelity Series Short-Term Credit Fund	35,315,067	7,835,998	3,431,012	776,675	(578)	393,837	40,113,312
Fidelity Series Small Cap Discovery Fund	3,063,684	300,281	1,343,118	154,996	142,088	(8,883)	2,154,052
Fidelity Series Small Cap Opportunities Fund	8,926,958	1,006,897	3,634,046	496,542	336,820	(2,605)	6,634,024
Fidelity Series Stock Selector Large Cap Value Fund	16,188,284	1,542,811	6,350,388	627,859	937,803	241,324	12,559,834
Fidelity Series Value Discovery Fund	11,572,732	1,098,459	4,655,383	354,617	643,874	253,547	8,913,229
	$957,463,654	$172,172,368	$171,808,028	$28,717,184	$11,658,343	$26,258,740	$995,748,388

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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